TOTAL OPERATING COSTS - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Increase in provision for restructuring programmes (Note 22)	€ 80	€ 236	€ 186
Amount of provision unused (Note 22)	(15)	(23)	(22)
Accelerated depreciation and non-cash costs	39	22	33
Other cash costs(A)	26	39	38
Total restructuring costs	€ 130	€ 274	€ 235